Capital structure and financial items - Financial risks - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 DKK (kr) kr / $ wholesaler	Dec. 31, 2022 DKK (kr) kr / $	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)
Disclosure of detailed information about hedges [line items]
Equity	kr 106,561	kr 83,486	kr 70,746	kr 63,325
Number of major wholesalers distributing products | wholesaler	3
Credit exposure	kr 32,574	26,301
USA
Disclosure of detailed information about hedges [line items]
Number of major wholesalers distributing products | wholesaler	3
Other reserves
Disclosure of detailed information about hedges [line items]
Equity	kr 1,276	2,449	kr (1,714)	kr (911)
Marketable securities
Disclosure of detailed information about hedges [line items]
Credit exposure	kr 15,838	kr 10,921
Top of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	24 months
USD, JPY, CAD and GBP | Top of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	12 months
USD, JPY, CAD and GBP | Bottom of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	9 months
USD
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	12 months	12 months
USD | Forward contracts | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Average price of hedging instrument | kr / $	676	696
CNY
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	12 months	0 months
CNY | Top of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	12 months
CNY | Bottom of range
Disclosure of detailed information about hedges [line items]
Period to cover expected future cash flow	0 months
Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Percent increase/decrease that would impact results (in percentage)	5.00%
Financial counterparties | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	kr 32,574	kr 26,301
Trade receivables, Other receivables less prepayments and VAT and Other financial assets | Credit risk
Disclosure of detailed information about hedges [line items]
Maximum exposure to credit risk	kr 67,209	kr 52,714